32. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions					12 Months Ended
	Jan. 30, 2021	Jan. 22, 2021	Jan. 07, 2021	Jul. 17, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020
Disclosure of assets and liabilities classified as held for sale [line items]
Number of shares sold (in shares)					1,518,752,601	1,458,752,601	1,458,752,601	60,000,000
Share price								R$ 5.00
Gain on disposal of assets					R$ 1,753	R$ 998	R$ 893
Estimated costs for the sale					R$ 29
Dividends declared						R$ 364
Light [member] | Events after reporting period [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Description of sale of common shares			The Company Board of Directors approved the sale of its 68,621,264 common shares in Light, comprising the Company’s entire holding, in a public offering for distribution of a total of 137,242,528 common shares in Light. This offering comprises: (a) primary distribution of 68,621,264 new common shares in Light (“the Primary Offering”); and (b) a secondary distribution, of the Company shares, with restricted placement efforts. The Board of Directors also approved the non-exercise of the Company’s right of first refusal in the Primary Offering, and, consequently waiver, by the Company, of that right of priority in subscription of shares in the Primary Offering.
Total		R$ 1,372
Share price		R$ 20
Gain after taxes	R$ 109
Adjustment in the tax calculation resulted in a positive effect	R$ 113
Bottom Of Range [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Number of shares sold (in shares)					68,621,263
Voting rights percentage					22.58%
Top of Range [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Number of shares sold (in shares)					303,934,060
Voting rights percentage					49.99%
Initial public offering [member]
Disclosure of assets and liabilities classified as held for sale [line items]
Number of shares sold (in shares)				33,333,333
Proceeds from issuance of shares				R$ 625
Share price				R$ 18.75